UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2017 (Unaudited)

Deutsche Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 8.9%
Auto Components 2.9%
Visteon Corp.*	79,001	9,119,875
Hotels, Restaurants & Leisure 0.5%
Hilton Worldwide Holdings, Inc.	12,700	816,991
Norwegian Cruise Line Holdings Ltd.*	11,600	689,736
		1,506,727
Household Durables 1.5%
Newell Brands, Inc.	31,000	1,496,680
Whirlpool Corp.	19,200	3,295,104
		4,791,784
Leisure Products 0.5%
Mattel, Inc.	90,000	1,459,800
Media 2.0%
Scripps Networks Interactive, Inc. "A"	17,100	1,464,615
TEGNA, Inc.	391,529	4,941,096
		6,405,711
Specialty Retail 1.5%
Ross Stores, Inc.	29,300	1,712,585
Staples, Inc.	289,000	2,952,135
		4,664,720
Consumer Staples 4.2%
Food Products 2.9%
Lamb Weston Holdings, Inc.	114,841	5,222,969
Pinnacle Foods, Inc.	65,400	3,878,874
		9,101,843
Household Products 1.3%
Energizer Holdings, Inc.	93,305	4,119,416
Energy 6.2%
Energy Equipment & Services 1.1%
TechnipFMC PLC*	131,100	3,386,313
Oil, Gas & Consumable Fuels 5.1%
Cabot Oil & Gas Corp.	134,371	3,433,179
Cimarex Energy Co.	78,582	7,833,840
Noble Energy, Inc.	205,500	4,884,735
		16,151,754
Financials 21.4%
Banks 5.5%
First Republic Bank	87,545	8,496,242
KeyCorp	499,559	8,597,411
		17,093,653
Capital Markets 2.6%
Lazard Ltd. "A"	189,772	8,139,321
Consumer Finance 2.5%
Synchrony Financial	256,753	7,905,425
Insurance 10.8%
Axis Capital Holdings Ltd.	128,541	7,743,310
CNO Financial Group, Inc.	336,580	7,522,563
Hartford Financial Services Group, Inc.	167,203	9,040,666
Reinsurance Group of America, Inc.	69,587	9,355,972
		33,662,511
Health Care 4.8%
Health Care Providers & Services 3.6%
Centene Corp.*	31,900	2,834,315
HealthSouth Corp.	182,747	8,360,675
		11,194,990
Life Sciences Tools & Services 1.2%
PerkinElmer, Inc.	56,489	3,784,198
Industrials 15.5%
Building Products 1.1%
Masco Corp.	94,800	3,485,796
Commercial Services & Supplies 1.6%
Pitney Bowes, Inc.	389,530	5,005,461
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	38,213	3,618,389
Machinery 7.0%
Crane Co.	113,070	8,393,186
Snap-on, Inc.	40,969	6,045,795
Stanley Black & Decker, Inc.	52,683	7,586,352
		22,025,333
Road & Rail 1.8%
Kansas City Southern	53,956	5,580,669
Trading Companies & Distributors 2.8%
AerCap Holdings NV*	171,391	8,620,967
Information Technology 11.2%
Communications Equipment 3.2%
Harris Corp.	81,954	10,072,147
Electronic Equipment, Instruments & Components 4.2%
Dolby Laboratories, Inc. "A"	106,883	5,393,316
Keysight Technologies, Inc.*	187,728	7,670,566
		13,063,882
IT Services 1.7%
Convergys Corp.	222,676	5,232,886
Software 1.1%
CA, Inc.	101,500	3,367,770
Technology Hardware, Storage & Peripherals 1.0%
NetApp, Inc.	81,638	3,156,125
Materials 6.1%
Chemicals
Ashland Global Holdings, Inc.	44,264	2,746,581
Celanese Corp. "A"	94,060	9,125,701
CF Industries Holdings, Inc.	155,400	4,505,046
Valvoline, Inc.	121,519	2,587,140
		18,964,468
Real Estate 10.4%
Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	398,200	7,454,304
Gaming and Leisure Properties, Inc.	242,451	9,501,655
Highwoods Properties, Inc.	144,434	7,543,788
Physicians Realty Trust	427,050	7,998,646
		32,498,393
Utilities 8.8%
Electric Utilities 2.8%
Eversource Energy	140,532	8,853,516
Multi-Utilities 6.0%
DTE Energy Co.	81,300	9,131,616
WEC Energy Group, Inc.	144,383	9,416,659
		18,548,275
Total Common Stocks (Cost $258,340,237)		304,582,118
Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.06% (a) (Cost $7,153,900)	7,153,900	7,153,900
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $265,494,137)	99.8	311,736,018
Other Assets and Liabilities, Net	0.2	721,155
Net Assets	100.0	312,457,173

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$304,582,118	$—	$—	$304,582,118
Short-Term Investments	7,153,900	—	—	7,153,900
Total	$311,736,018	$—	$—	$311,736,018

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017